VIA EDGAR

December 20, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             FPA Capital Fund, Inc. (“Registrant”)

1933 Act File No. 2-28157

1940 Act File No. 811-1596

Dear Sir/Madam:

The Supplement is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Supplement dated December 1, 2016 to the Prospectus dated July 31, 2016 as filed electronically via EDGAR with the Securities and Exchange Commission on December 1, 2016 (Accession Number: 0001104659-16-106145).

If you have any questions relating to this filing, please do not hesitate to contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes
Vice President

Enclosures

cc:   J. Richard Atwood